Condensed Financial Information of TransUnion	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of TransUnion
Schedule I—Condensed Financial Information of TransUnion
TRANSUNION
Parent Company Only
Balance Sheet
(in millions, except per share data)

	December 31, 2015	December 31, 2014
Assets
Current assets:
Due from TransUnion Intermediate	$114.4	$86.2
Other current assets	—	15.6
Total current assets	114.4	101.8
Investment in TransUnion Intermediate	1,131.2	1,505.6
Total assets	$1,245.6	$1,607.4
Liabilities and stockholders’ equity
Current liabilities:
Trade accounts payable	$—	$0.1
Other current liabilities	0.1	18.3
Total current liabilities	0.1	18.4
Long-term debt	—	970.7
Other liabilities	14.1	31.2
Total liabilities	14.2	1,020.3
Stockholders’ equity:
Common stock, $0.01 par value; 1.0 billion and 200.0 million shares authorized at December 31, 2015 and December 31, 2014; 183.0 million and 148.5 million shares issued as of December 31, 2015 and December 31, 2014, respectively; and 182.3 million and 147.9 million shares outstanding as of December 31, 2015 and December 31, 2014, respectively	1.8	1.5
Additional paid-in capital	1,850.3	1,137.6
Treasury stock at cost; 0.7 million shares at December 31, 2015 and December 31, 2014	(4.6)	(4.3)
Accumulated deficit	(424.3)	(430.2)
Accumulated other comprehensive loss	(191.8)	(117.5)
Total stockholders’ equity	1,231.4	587.1
Total liabilities and stockholders’ equity	$1,245.6	$1,607.4
 See accompanying notes to condensed financial statements.
Schedule I —Condensed Financial Information of TransUnion
TRANSUNION
Parent Company Only
Statement of Income
(in millions)

	Twelve Months Ended December 31,
	2015	2014	2013
Revenue	$—	$—	$—
Operating expenses
Selling, general and administrative	1.6	1.4	1.3
Total operating expenses	1.6	1.4	1.3
Operating loss	(1.6)	(1.4)	(1.3)
Non-operating income and expense
Interest expense	(52.8)	(97.0)	(96.3)
Equity Income from TransUnion Intermediate	61.6	49.1	43.2
Other income and (expense), net	(33.7)	(0.2)	(0.2)
Total non-operating income and expense	(24.9)	(48.1)	(53.3)
Loss before income taxes	(26.5)	(49.5)	(54.6)
Benefit for income taxes	32.4	37.0	37.3
Net loss	$5.9	$(12.5)	$(17.3)
See accompanying notes to condensed financial statements.
Schedule I —Condensed Financial Information of TransUnion
TRANSUNION
Parent Company Only
Statements of Comprehensive Income
(in millions)

	Twelve Months Ended December 31,
	2015	2014	2013
Net loss	$5.9	$(12.5)	$(17.3)
Other comprehensive loss:
Foreign currency translation:
Foreign currency translation adjustment	(79.7)	(47.9)	(54.8)
Benefit for income taxes	4.9	3.8	3.0
Foreign currency translation, net	(74.8)	(44.1)	(51.8)
Interest rate swaps:
Net unrealized gain (loss)	0.3	(0.6)	4.8
Amortization of accumulated loss	0.4	0.3	—
Benefit (provision) for income taxes	(0.2)	0.1	(1.8)
Interest rate swaps, net	0.5	(0.2)	3.0
Available-for-sale securities:
Net unrealized gain	—	0.2	—
Provision for income taxes	—	(0.1)	—
Available-for-sale securities, net	—	0.1	—
Total other comprehensive loss, net of tax	(74.3)	(44.2)	(48.8)
Comprehensive loss attributable to TransUnion	$(68.4)	$(56.7)	$(66.1)
See accompanying notes to condensed financial statements.

Schedule I —Condensed Financial Information of TransUnion
TRANSUNION
 Parent Company Only
Statement of Cash Flows
(in millions)

	Twelve Months Ended December 31,
	2015	2014	2013
Cash provided by (used in) operating activities	$289.5	$(9.4)	$(1.5)
Cash used in investing activities	—	—	—
Cash flows from financing activities:
Extinguishment of 9.625% and 8.125% Senior Notes	(1,000.0)	—	—
Proceeds from initial public offering	764.5	—	—
Underwriter fees and other costs on initial public offering	(49.8)	—	—
Debt financing fees	(8.1)	—	(0.9)
Proceeds from issuance of common stock and exercise of stock options	2.8	9.6	5.8
Treasury stock purchases	(0.3)	(0.2)	(3.4)
Excess tax benefit	1.4	—	—
Cash provided by (used in) financing activities	(289.5)	9.4	1.5
Net change in cash and cash equivalents	—	—	—
Cash and cash equivalents, beginning of period	—	—	—
Cash and cash equivalents, end of period	$—	$—	$—
See accompanying notes to condensed financial statements.
Schedule I —Condensed Financial Information of TransUnion
TRANSUNION
 Parent Company Only
Notes to Financial Statements
Note 1. Basis of Presentation
In the TransUnion (formerly known as TransUnion Holding Company, Inc.) parent company only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in the undistributed earnings of subsidiaries since the date of acquisition. The Company’s share of net income of its subsidiaries is included in consolidated income using the equity method. The parent company only financial information should be read in conjunction with TransUnion's consolidated financial statements.
Note 2. Income tax
TransUnion entered into an intercompany tax allocation agreement with TransUnion Intermediate Holdings, Inc. (formerly known as TransUnion Corp.) in 2013, effective for all taxable periods from May 1, 2012, forward, in which they are members of the same consolidated federal or state tax groups. The agreement allocates the consolidated tax liability from those filings among the various members of the group. We recorded the cumulative effect of the intercompany tax allocation agreement to TransUnion's balance sheet and statement of income during 2013.
Note 3. Dividends from Subsidiaries
Cash dividends paid to TransUnion from its consolidated subsidiaries were $45.1 million, $90.3 million and $94.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.